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CITIGROUP [LOGO]                         GLOBAL TRANSACTION SERVICES
  corporate and                          Two Portland Square
  investment banking                     Portland, ME 04101
                                         Tel 207 879 1900
                                         Fax 207 822 6677

November 3, 2006

U.S. Securities and Exchange Commission
Branch of Document Control
100 F Street
NE
Stop 1-4
Washington, D.C. 20549

Re:  Forum Funds
     File Nos. 2-67052; 811-3023
     CIK: 0000315774

Ladies and Gentlemen:

On behalf of Forum Funds, a Delaware statutory trust (the "Registrant"), pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Prospectus with respect to Auxier Focus Fund A&C Shares, Auxier Focus Fund Investor Shares, DF Dent Premier Growth Fund, Golden Large Core Value Fund, and Golden Small Core Value Fund dated November 1, 2006 and the Statements of Additional Information with respect for Auxier Focus Fund A&C Shares, Auxier Focus Fund Investor Shares, DF Dent Premier Growth Fund, Golden Large Core Value Fund, and Golden Small Core Value Fund dated November 1, 2006 do not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on October 30, 2006 accession number 0001193125-06-218204.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6114.

Sincerely,

/s/ David Whitaker
----------------------------
David Whitaker
Citigroup Fund Services, LLC